RECEIVABLES, NET - NON CURRENT AND CURRENT (Non-current Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables, net [Abstract]
Receivables with related parties (Notes 25 and 13 (b))	$ 126,860	$ 126,908
Employee advances and loans	23,147	2,326
Advances to suppliers for the purchase of property, plant and equipment	14,435	14,078
Advances to suppliers for the purchase of property, plant and equipment with related parties (Note 25)	2,075	2,452
Other tax credits	9,803	97,202
Others	1,483	340
Receivables, net – Non-current	$ 177,803	$ 243,306